SEGMENT INFORMATION (Schedule of Sales by Product) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Net revenues	$ 47,103,000	$ 64,975,000	$ 37,867,000
Krill Oil [Member]
Revenue from External Customer [Line Items]
Net revenues	19,131,000	34,926,000	18,841,000
InFat [Member]
Revenue from External Customer [Line Items]
Net revenues	13,280,000	16,666,000	8,183,000
Sharp PS [Member]
Revenue from External Customer [Line Items]
Net revenues	$ 5,505,000	$ 5,248,000	$ 4,978,000